American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2026

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 55.9%
Diversified Bond Fund Investor Class	7,629,785	69,812,535
High Income Fund Investor Class	411,331	3,578,577
Inflation-Adjusted Bond Fund Investor Class	3,031,917	32,532,464
Short Duration Fund Investor Class	4,636,309	45,482,196
Short Duration Inflation Protection Bond Fund Investor Class	4,319,577	45,701,120
		197,106,892
Domestic Equity Funds — 20.9%
Focused Large Cap Value Fund Investor Class	1,952,554	21,478,093
Growth Fund Investor Class	171,669	9,800,566
Heritage Fund Investor Class	347,776	7,230,262
Large Cap Equity Fund Investor Class	412,415	20,509,411
Mid Cap Value Fund Investor Class	511,730	8,095,564
Select Fund Investor Class	20,838	2,760,988
Small Cap Dividend Fund Investor Class	166,219	1,901,549
Small Cap Growth Fund Investor Class	81,011	1,862,447
		73,638,880
International Fixed Income Funds — 16.1%
Emerging Markets Debt Fund Investor Class	751,282	7,084,590
Global Bond Fund Investor Class	5,755,336	49,841,209
		56,925,799
International Equity Funds — 4.6%
Global Real Estate Fund Investor Class	249,339	3,692,706
International Growth Fund Investor Class	449,597	6,222,426
International Value Fund Investor Class	513,602	6,245,404
		16,160,536
Money Market Funds — 2.5%
U.S. Government Money Market Fund Investor Class	8,781,337	8,781,337
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $330,120,746)		352,613,444
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$352,613,444

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$76,886	$5,028	$13,776	$1,675	$69,813	7,630	$(1,422)	$2,410
High Income Fund	3,937	230	586	(2)	3,579	411	(5)	179
Inflation-Adjusted Bond Fund	40,730	3,056	12,793	1,539	32,532	3,032	(950)	674
Short Duration Fund	48,249	3,165	6,157	225	45,482	4,636	(320)	1,542
Short Duration Inflation Protection Bond Fund	47,987	2,936	5,376	154	45,701	4,320	89	1,307
Focused Large Cap Value Fund	22,879	4,452	3,793	(2,060)	21,478	1,953	2,720	2,135
Growth Fund	9,271	4,663	3,453	(680)	9,801	172	(262)	1,701
Heritage Fund	8,535	1,944	1,465	(1,784)	7,230	348	171	1,282
Large Cap Equity Fund	22,350	5,004	4,051	(2,794)	20,509	412	1,177	3,896
Mid Cap Value Fund	12,141	1,039	4,019	(1,065)	8,096	512	1,125	998
Select Fund	2,634	447	341	21	2,761	21	56	247
Small Cap Dividend Fund	2,501	236	1,219	384	1,902	166	(132)	34
Small Cap Growth Fund	2,503	248	859	(30)	1,862	81	170	127
Emerging Markets Debt Fund	7,679	396	1,357	367	7,085	751	(137)	343
Global Bond Fund	52,820	3,410	6,565	176	49,841	5,755	(825)	1,899
Global Real Estate Fund	—	3,740	293	246	3,693	249	10	106
International Growth Fund	—	6,784	477	(85)	6,222	450	(2)	204
International Value Fund	—	6,860	1,022	407	6,245	514	12	493
U.S. Government Money Market Fund	—	9,377	596	—	8,781	8,781	—	122
Real Estate Fund	7,367	38	5,471	(1,934)	—	—	2,075	38
	$368,469	$63,053	$73,669	$(5,240)	$352,613	40,194	$3,550	$19,737
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.